RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions

			For the Years Ended December 31,
	Note		2010	2011	2012	2012
			RMB	RMB	RMB	US$
Provision of medical service:
Shaanxi Juntai Real Estate Co., Ltd			-	-	(637)	(102)

Loan to a interest of a subsidiary:
New Chang'an (note 3)			-	-	100,000	16,051

Purchase of medical supplies:
Xi'an Jiangyuan Andike Positron Co., Ltd.	i	)	-	-	5,249	843

Schedule of Related Party Balances

		As of December 31,
	Note	2011	2012	2012
		RMB	RMB	US$
Due from related parties:
New Chang'an*		-	100,000	16,051
Shaanxi Juntai Real Estate Co., Ltd		-	1,200	193

		-	101,200	16,244

Due to related parties, current
Xi'an Jiangyuan Andike Positron Co., Ltd.		-	(4,410)	(708)
New Chang'an**		-	(1,500)	(241)

		-	(5,910)	(949)

Due to related parties, non-current
Shaanxi Juntai Real Estate Co., Ltd***		-	(19,301)	(3,098)
New Chang'an**		-	(7,527)	(1,208)

		-	(26,828)	(4,306)

*	The loan to New Chang'an carried an annual interest rate of 7.38% (note 18).
**	The current balance due to New Chang'an was related to building construction costs paid on behalf of CAH. The noncurrent balance represented an advance payment from New Chang'an for the acquisition of the prepaid land lease from CAH (note 20).
***	According to the agreement between CAH and Shaanxi Juntai, this balance is interest free and will be settled in 2014, pending the finalization of the outstanding balances among CAH, New Chang'an and Shaanxi Juntai (note 1).